Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - USD ($) shares in Thousands, $ / shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 1,567	$ 0
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	45,198	34,554
Common Stock, Shares, Outstanding	45,198	34,554